Bank Borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Debt Disclosure [Abstract]
Interest expense	$ 61,916	$ 483,623	$ 443,577	$ 479,904
Weighted average annual interest rate	4.87%	4.87%	3.30%	3.00%